Debt (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Schedule of debt rollforward

	December 31, 2024	Repayments	Accrued Interest	December 31, 2025
Senior note maturing December 2027	$276	$—	$2	$278
Senior note maturing August 2031	420	—	10	430
Construction loans	13	(7)	—	6
Total debt	$709	$(7)	$12	$714

	December 31, 2023	Repayments	Accrued Interest	December 31, 2024
Senior note maturing December 2027	$274	$—	$2	$276
Senior note maturing August 2031	410	—	10	420
Construction loans	20	(7)	—	13
Total debt	$704	$(7)	$12	$709

Debt classification	December 31, 2025	December 31, 2024
Current	$5	$7
Non-current	$709	$702